Finance costs and changes in the fair value of financial instruments - Summary of Finance Costs (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Other Income Expenses And Adjustment [Line Items]
Interest on convertible loan	£ (1,792)	£ (606)
Interest on bank loan		(581)
Interest on lease liabilities	(105)	(873)
Accreted interest on bank loan		(753)
Discounting of provision for deferred cash consideration	(72)	(111)
Other interest	(18)
Total finance costs	£ (1,987)	£ (2,924)